Other Financial Data - Summary of Components of Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Financial Data [Abstract]
Deferred revenue	$ 93	$ 55
Operating lease liabilities	103	139
Finance lease liabilities	18	34
Unrecognized tax positions	13	44
Other	54	81
Total	$ 281	$ 353